Distribution Date:	03/17/26	JPMCC Commercial Mortgage Securities Trust 2016-JP2
Determination Date:	03/11/26
Next Distribution Date:	04/17/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2016-JP2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22-23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590MAN0	1.324200%	31,322,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590MAP5	2.475100%	16,213,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590MAQ3	2.558900%	250,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46590MAR1	2.821800%	301,524,000.00	289,263,430.26	44,270,131.81	680,202.96	0.00	0.00	44,950,334.77	244,993,298.45	53.37%	30.00%
A-SB	46590MAS9	2.713000%	58,379,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46590MAV2	3.055600%	77,483,000.00	77,483,000.00	0.00	197,297.55	0.00	0.00	197,297.55	77,483,000.00	38.62%	21.75%
B	46590MAW0	3.459500%	48,134,000.00	48,134,000.00	0.00	138,766.31	0.00	0.00	138,766.31	48,134,000.00	29.46%	16.63%
C	46590MAX8	3.765987%	41,090,000.00	41,090,000.00	0.00	128,953.68	0.00	0.00	128,953.68	41,090,000.00	21.64%	12.25%
D	46590MAC4	3.765987%	45,786,000.00	45,786,000.00	0.00	17,583.95	0.00	0.00	17,583.95	45,786,000.00	12.93%	7.37%
E	46590MAE0	4.515987%	22,306,000.00	22,306,000.00	0.00	0.00	0.00	0.00	0.00	22,306,000.00	8.68%	5.00%
F	46590MAG5	4.515987%	17,610,000.00	17,610,000.00	0.00	0.00	0.00	0.00	0.00	17,610,000.00	5.33%	3.12%
NR	46590MAJ9	4.515987%	29,349,708.00	28,016,326.49	0.00	0.00	0.00	0.00	0.00	28,016,326.49	0.00%	0.00%
R	46590MAL4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			939,196,708.00	569,688,756.75	44,270,131.81	1,162,804.45	0.00	0.00	45,432,936.26	525,418,624.94

X-A	46590MAT7	1.644792%	734,921,000.00	366,746,430.26	0.00	502,684.67	0.00	0.00	502,684.67	322,476,298.45
X-B	46590MAU4	1.056487%	48,134,000.00	48,134,000.00	0.00	42,377.46	0.00	0.00	42,377.46	48,134,000.00
X-C	46590MAA8	0.750000%	86,876,000.00	86,876,000.00	0.00	54,297.50	0.00	0.00	54,297.50	86,876,000.00
Notional SubTotal			869,931,000.00	501,756,430.26	0.00	599,359.63	0.00	0.00	599,359.63	457,486,298.45

Deal Distribution Total					44,270,131.81	1,762,164.08	0.00	0.00	46,032,295.89

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590MAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590MAP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590MAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46590MAR1	959.33799717	146.82125406	2.25588331	0.00000000	0.00000000	0.00000000	0.00000000	149.07713738	812.51674311
A-SB	46590MAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46590MAV2	1,000.00000000	0.00000000	2.54633339	0.00000000	0.00000000	0.00000000	0.00000000	2.54633339	1,000.00000000
B	46590MAW0	1,000.00000000	0.00000000	2.88291665	0.00000000	0.00000000	0.00000000	0.00000000	2.88291665	1,000.00000000
C	46590MAX8	1,000.00000000	0.00000000	3.13832271	0.00000000	0.00000000	0.00000000	0.00000000	3.13832271	1,000.00000000
D	46590MAC4	1,000.00000000	0.00000000	0.38404643	2.75427620	5.68475713	0.00000000	0.00000000	0.38404643	1,000.00000000
E	46590MAE0	1,000.00000000	0.00000000	0.00000000	3.76332287	38.29239308	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46590MAG5	1,000.00000000	0.00000000	0.00000000	3.76332254	70.41408859	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46590MAJ9	954.56917289	0.00000000	0.00000000	3.59235192	126.90156304	0.00000000	0.00000000	0.00000000	954.56917289
R	46590MAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590MAT7	499.02837211	0.00000000	0.68399824	0.00000000	0.00000000	0.00000000	0.00000000	0.68399824	438.79042571
X-B	46590MAU4	1,000.00000000	0.00000000	0.88040595	0.00000000	0.00000000	0.00000000	0.00000000	0.88040595	1,000.00000000
X-C	46590MAA8	1,000.00000000	0.00000000	0.62500000	0.00000000	0.00000000	0.00000000	0.00000000	0.62500000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02/01/26 - 02/28/26	30	0.00	680,202.96	0.00	680,202.96	0.00	0.00	0.00	680,202.96	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	02/01/26 - 02/28/26	30	0.00	502,684.67	0.00	502,684.67	0.00	0.00	0.00	502,684.67	0.00
X-B	02/01/26 - 02/28/26	30	0.00	42,377.46	0.00	42,377.46	0.00	0.00	0.00	42,377.46	0.00
X-C	02/01/26 - 02/28/26	30	0.00	54,297.50	0.00	54,297.50	0.00	0.00	0.00	54,297.50	0.00
A-S	02/01/26 - 02/28/26	30	0.00	197,297.55	0.00	197,297.55	0.00	0.00	0.00	197,297.55	0.00
B	02/01/26 - 02/28/26	30	0.00	138,766.31	0.00	138,766.31	0.00	0.00	0.00	138,766.31	0.00
C	02/01/26 - 02/28/26	30	0.00	128,953.68	0.00	128,953.68	0.00	0.00	0.00	128,953.68	0.00
D	02/01/26 - 02/28/26	30	133,755.23	143,691.24	0.00	143,691.24	126,107.29	0.00	0.00	17,583.95	260,282.29
E	02/01/26 - 02/28/26	30	767,317.78	83,944.68	0.00	83,944.68	83,944.68	0.00	0.00	0.00	854,150.12
F	02/01/26 - 02/28/26	30	1,169,319.46	66,272.11	0.00	66,272.11	66,272.11	0.00	0.00	0.00	1,239,992.10
NR	02/01/26 - 02/28/26	30	3,605,520.60	105,434.48	0.00	105,434.48	105,434.48	0.00	0.00	0.00	3,724,523.82
Totals			5,675,913.07	2,143,922.64	0.00	2,143,922.64	381,758.56	0.00	0.00	1,762,164.08	6,078,948.33

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	46,032,295.89
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,985,382.78	Master Servicing Fee	3,085.01
Interest Reductions due to Nonrecoverability Determination	(238,060.16)	Certificate Administrator Fee	2,625.78
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	221.55
ARD Interest	0.00	Operating Advisor Fee	898.78
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	239.97
Extension Interest	0.00
Interest Reserve Withdrawal	166,072.49
Total Interest Collected	1,913,395.11	Total Fees	7,281.08

Principal		Expenses/Reimbursements
Scheduled Principal	17,237,339.59	Reimbursement for Interest on Advances	158.71
Unscheduled Principal Collections		ASER Amount	113,886.69
Principal Prepayments	27,032,792.22	Special Servicing Fees (Monthly)	29,904.53
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	44,270,131.81	Total Expenses/Reimbursements	143,949.93

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,762,164.08
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	44,270,131.81
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	46,032,295.89
Total Funds Collected	46,183,526.92	Total Funds Distributed	46,183,526.90

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	569,688,756.75	569,688,756.75	Beginning Certificate Balance	569,688,756.75
(-) Scheduled Principal Collections	17,237,339.59	17,237,339.59	(-) Principal Distributions	44,270,131.81
(-) Unscheduled Principal Collections	27,032,792.22	27,032,792.22	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	525,418,624.94	525,418,624.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	571,517,105.75	571,517,105.75	Ending Certificate Balance	525,418,624.94
Ending Actual Collateral Balance	527,247,336.55	527,247,336.55

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.52%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	105,581,470.16	20.09%	2	4.2468	NAP	Defeased	3	105,581,470.16	20.09%	2	4.2468	NAP
	9,999,999 or less	10	68,637,972.89	13.06%	3	4.6663	1.638819	1.44 or less	13	209,117,823.58	39.80%	3	4.6993	0.620439
10,000,000 to 19,999,999		10	148,164,287.87	28.20%	2	4.8023	1.208609	1.45 to 1.59	1	14,493,853.20	2.76%	3	5.1000	1.515600
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.60 to 1.74	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		3	123,034,894.02	23.42%	4	4.1852	1.413154	1.75 to 1.89	3	37,202,982.30	7.08%	1	4.6700	1.850000
	50,000,000 or greater	1	80,000,000.00	15.23%	4	4.0920	3.249600	1.90 to 2.04	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	525,418,624.94	100.00%	3	4.4203	1.759999	2.05 to 2.19	0	0.00	0.00%	0	0.0000	0.000000
								2.20 or greater	7	159,022,495.70	30.27%	3	4.0480	3.174745
								Totals	27	525,418,624.94	100.00%	3	4.4203	1.759999
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	105,581,470.16	20.09%	2	4.2468	NAP
							Defeased	3	105,581,470.16	20.09%	2	4.2468	NAP
Colorado	3	21,987,307.77	4.18%	3	4.8917	0.058431
							Industrial	1	3,754,590.06	0.71%	2	4.4500	3.019100
Florida	2	27,426,541.23	5.22%	3	5.1000	1.433788
							Lodging	3	71,592,806.73	13.63%	4	4.5989	0.037088
Georgia	1	49,488,557.04	9.42%	4	4.3000	(0.375800)
							Mixed Use	2	18,161,830.43	3.46%	3	5.0596	1.411853
Louisiana	1	31,366,336.98	5.97%	4	4.5975	1.397800
							Office	6	136,452,062.15	25.97%	2	4.7375	1.043536
Maryland	2	73,935,200.85	14.07%	0	4.5170	1.019509
							Retail	35	189,875,865.18	36.14%	3	4.1596	2.629895
Michigan	1	2,092,404.50	0.40%	3	5.4650	2.456900
							Totals	50	525,418,624.94	100.00%	3	4.4203	1.759999
Minnesota	1	3,667,977.23	0.70%	4	4.9000	1.001900

Nevada	1	50,000,000.00	9.52%	4	3.7440	3.523500

Ohio	24	9,587,590.96	1.82%	4	4.9700	0.860400

Pennsylvania	2	27,472,484.57	5.23%	1	4.7392	0.848196

Tennessee	1	80,000,000.00	15.23%	4	4.0920	3.249600

Texas	2	10,385,822.72	1.98%	8	4.8318	1.954420

Utah	1	5,359,773.78	1.02%	2	4.9500	0.569700

Virginia	1	8,969,792.85	1.71%	3	4.5180	2.332400

West Virginia	3	1,352,888.16	0.26%	4	4.9700	0.860400

Wisconsin	1	16,744,475.91	3.19%	3	5.3700	1.086900

Totals	50	525,418,624.94	100.00%	3	4.4203	1.759999

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	105,581,470.16	20.09%	2	4.2468	NAP	Defeased	3	105,581,470.16	20.09%	2	4.2468	NAP
	3.99999% or less	2	50,000,000.00	9.52%	4	3.7440	3.485417	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	5	160,766,706.95	30.60%	3	4.1930	1.823798	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.94999%	10	139,875,540.63	26.62%	2	4.6985	1.242695	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.95000% or greater	7	69,194,907.20	13.17%	4	5.1392	1.215316	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	525,418,624.94	100.00%	3	4.4203	1.759999	49 months or greater	24	419,837,154.78	79.91%	3	4.4639	1.727796
								Totals	27	525,418,624.94	100.00%	3	4.4203	1.759999
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	105,581,470.16	20.09%	2	4.2468	NAP	Defeased	3	105,581,470.16	20.09%	2	4.2468	NAP
	60 months or less	24	419,837,154.78	79.91%	3	4.4639	1.727796	Interest Only	3	130,000,000.00	24.74%	4	3.9582	3.340299
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	293 months or less	21	289,837,154.78	55.16%	3	4.6907	1.004545
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	294 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	525,418,624.94	100.00%	3	4.4203	1.759999	300 months to 355 months	0	0.00	0.00%	0	0.0000	0.000000
								356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	27	525,418,624.94	100.00%	3	4.4203	1.759999
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	105,581,470.16	20.09%	2	4.2468	NAP			No outstanding loans in this group
Underwriter's Information		5	59,228,690.59	11.27%	1	4.4492	2.155959
	12 months or less	18	356,853,874.13	67.92%	3	4.4665	1.643146
	13 months to 24 months	1	3,754,590.06	0.71%	2	4.4500	3.019100
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	525,418,624.94	100.00%	3	4.4203	1.759999
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	306281001	RT	Nashville	TN	Actual/360	4.092%	254,613.33	0.00	0.00	N/A	07/01/26	--	80,000,000.00	80,000,000.00	03/01/26
2	306281002	OF	Oakland	CA	Actual/360	4.140%	257,600.00	0.00	0.00	N/A	04/01/26	--	80,000,000.00	80,000,000.00	03/01/26
4	306281004	LO	Atlanta	GA	Actual/360	4.300%	165,511.73	0.00	0.00	N/A	07/01/26	--	49,488,557.04	49,488,557.04	07/01/24
5	305941003	OF	Baltimore	MD	Actual/360	4.670%	0.00	0.00	0.00	N/A	04/06/26	--	9,208,658.92	9,208,658.92	06/06/25
5A	305941032				Actual/360	4.670%	0.00	0.00	0.00	N/A	04/06/26	--	13,997,161.69	13,997,161.69	06/06/25
5B	305941033				Actual/360	4.670%	0.00	0.00	0.00	N/A	04/06/26	--	9,208,658.92	9,208,658.92	06/06/25
5C	305941034				Actual/360	4.670%	0.00	0.00	0.00	N/A	04/06/26	--	13,997,161.69	13,997,161.69	06/06/25
6	306281006	RT	Las Vegas	NV	Actual/360	3.744%	122,828.16	0.00	0.00	N/A	07/01/26	--	42,180,000.00	42,180,000.00	03/01/26
6A	306281106				Actual/360	3.744%	22,771.84	0.00	0.00	N/A	07/01/26	--	7,820,000.00	7,820,000.00	03/01/26
8	306281008	OF	New Orleans	LA	Actual/360	4.598%	112,461.03	83,825.00	0.00	N/A	07/01/26	--	31,450,161.98	31,366,336.98	03/01/26
9	656100520	RT	Hagerstown	MD	Actual/360	4.259%	44,116.12	0.00	0.00	N/A	02/06/26	--	13,317,851.56	13,317,851.56	01/06/26
9A	656100521				Actual/360	4.259%	47,057.20	0.00	0.00	N/A	02/06/26	--	14,205,708.29	14,205,708.29	01/06/26
10	306281010	OF	Atlanta	GA	Actual/360	4.550%	79,052.80	49,814.86	0.00	N/A	06/01/26	--	22,338,311.02	22,288,496.16	03/01/26
12	306281012	OF	Denver	CO	Actual/360	4.890%	0.00	0.00	0.00	N/A	06/06/26	--	18,268,911.61	18,268,911.61	12/06/23
13	305941006	OF	Philadelphia	PA	Actual/360	4.675%	70,191.55	38,019.21	0.00	N/A	05/01/26	--	19,304,015.98	19,265,996.77	03/01/26
14	306281014	LO	Milwaukee	WI	Actual/360	5.370%	70,110.77	41,821.14	0.00	N/A	06/06/26	--	16,786,297.05	16,744,475.91	03/06/26
16	306281016	LO	Various	VA	Actual/360	5.800%	66,888.77	14,827,560.68	0.00	N/A	06/06/26	--	14,827,560.68	0.00	03/06/26
17	306281017	MU	Boynton Beach	FL	Actual/360	5.100%	57,613.73	30,615.61	0.00	N/A	06/06/26	--	14,524,468.81	14,493,853.20	03/06/26
20	306281020	OF	Boca Raton	FL	Actual/360	5.100%	51,418.76	30,023.71	0.00	N/A	06/06/26	--	12,962,711.74	12,932,688.03	03/06/26
23	306281023	MF	Holly	MI	Actual/360	4.740%	45,345.89	12,299,969.96	0.00	N/A	06/06/26	--	12,299,969.96	0.00	03/06/26
25	695100674	RT	Various	Various	Actual/360	4.970%	42,400.11	28,218.52	0.00	N/A	07/06/26	--	10,968,697.64	10,940,479.12	03/06/26
28	306281028	IN	Various	MI	Actual/360	5.100%	39,260.34	9,897,565.19	0.00	N/A	02/06/26	--	9,897,565.19	0.00	03/06/26
30	306281030	OF	Philadelphia	PA	Actual/360	4.890%	31,295.51	21,954.95	0.00	N/A	02/01/26	--	8,228,442.75	8,206,487.80	08/01/24
32	695100663	RT	Culpeper	VA	Actual/360	4.518%	31,582.83	17,923.32	0.00	N/A	06/06/26	--	8,987,716.17	8,969,792.85	03/06/26
34	695100672	Various Various		Various	Actual/360	4.900%	28,218.72	17,954.50	0.00	N/A	07/06/26	--	7,404,327.90	7,386,373.40	03/06/26
36	306281036	LO	Austin	TX	Actual/360	4.884%	25,920.83	6,823,664.29	0.00	N/A	01/01/26	--	6,823,664.29	0.00	03/01/26
37	695100660	RT	Wichita Falls	TX	Actual/360	5.048%	26,102.74	17,077.98	0.00	N/A	02/06/27	--	6,648,310.64	6,631,232.66	03/06/26
41	306281041	LO	Kanab	UT	Actual/360	4.950%	20,689.05	14,006.00	0.00	N/A	05/06/26	--	5,373,779.78	5,359,773.78	03/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
43	306281043	IN	Dallas	TX	Actual/360	4.450%	13,028.41	9,638.93	0.00	N/A	05/06/26	--	3,764,228.99	3,754,590.06	03/06/26
44	695100667	MH	Goodyear	AZ	Actual/360	4.790%	12,315.58	12,727.81	0.00	N/A	07/06/26	--	3,305,701.81	3,292,974.00	03/06/26
47	695100664	RT	Grand Rapids	MI	Actual/360	5.465%	8,926.82	7,750.15	0.00	N/A	06/06/26	--	2,100,154.65	2,092,404.50	03/06/26
Totals							1,747,322.62	44,270,131.81	0.00				569,688,756.75	525,418,624.94
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	49,662,837.44	39,070,202.86	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	2,361,623.00	(826,538.00)	07/01/24	06/30/25	03/11/26	29,944,203.42	2,351,102.92	65,010.91	2,095,385.23	566,304.69	0.00
5	5,985,808.00	0.00	--	--	01/12/26	3,108,507.46	49,145.11	(81.65)	364,008.25	0.00	0.00
5A	0.00	0.00	--	--	01/12/26	4,724,931.38	74,700.57	(124.11)	553,292.49	0.00	0.00
5B	0.00	0.00	--	--	01/12/26	3,108,507.46	49,145.11	(81.65)	364,008.25	0.00	0.00
5C	0.00	0.00	--	--	01/12/26	4,724,931.38	74,700.57	(124.11)	553,292.49	0.00	0.00
6	78,029,697.00	56,617,184.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,041,295.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,501,900.00	1,755,005.00	01/01/25	09/30/25	--	0.00	0.00	43,989.49	91,920.27	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	46,922.13	98,048.30	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	601,680.00	(178,484.00)	10/01/24	09/30/25	03/11/26	15,030,089.78	1,078,231.24	(173.71)	1,814,155.76	458,740.58	0.00
13	6,288,309.77	4,656,489.83	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,264,721.10	1,685,446.58	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,320,204.17	1,244,219.57	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,472,488.95	1,037,845.16	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	976,787.13	628,175.19	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,025,843.70	1,461,367.47	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	474,240.00	79,103.00	01/01/25	06/30/25	03/11/26	3,677,070.26	121,396.16	39,059.81	860,483.92	37,580.86	0.00
32	1,367,304.00	1,074,782.84	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	696,421.80	467,645.31	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	534,780.99	518,919.18	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	711,287.44	533,466.32	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	709,856.98	355,269.18	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
43	847,410.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	586,597.00	420,138.50	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	164,461,094.29	110,600,237.99				64,318,241.14	3,798,421.68	194,397.10	6,794,594.96	1,062,626.13	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
16	306281016	14,763,288.38	Payoff Prior to Maturity	0.00	0.00
23	306281023	12,269,503.84	Payoff Prior to Maturity	0.00	0.00
Totals		27,032,792.22		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/26	0	0.00	0	0.00	6	114,169,109.87	0	0.00	0	0.00	0	0.00	0	0.00	2	27,032,792.22	4.420260%	4.332953%	3
02/18/26	0	0.00	0	0.00	6	114,169,109.87	0	0.00	0	0.00	0	0.00	0	0.00	4	46,118,381.58	4.480754%	4.397963%	4
01/16/26	0	0.00	0	0.00	7	122,523,880.32	0	0.00	0	0.00	0	0.00	0	0.00	2	24,704,538.47	4.541248%	4.476453%	4
12/17/25	0	0.00	0	0.00	7	122,649,692.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.560157%	4.485957%	5
11/18/25	0	0.00	0	0.00	7	122,784,621.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.558227%	4.484789%	6
10/20/25	0	0.00	0	0.00	7	122,909,368.79	0	0.00	0	0.00	0	0.00	0	0.00	1	13,948,568.49	4.562559%	4.489931%	7
09/17/25	0	0.00	4	46,788,481.84	3	76,254,790.27	0	0.00	0	0.00	0	0.00	0	0.00	1	12,222,277.28	4.573039%	4.501546%	8
08/15/25	0	0.00	4	46,860,522.90	3	76,306,440.09	0	0.00	0	0.00	2	26,643,198.40	0	0.00	1	10,209,590.09	4.573877%	4.504172%	9
07/17/25	0	0.00	4	46,932,275.40	5	103,055,822.49	0	0.00	0	0.00	0	0.00	0	0.00	1	3,146,842.67	4.576421%	4.507461%	10
06/17/25	4	47,009,814.32	0	0.00	5	103,168,386.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.579690%	4.510954%	11
05/16/25	0	0.00	0	0.00	5	103,273,713.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.580070%	4.527171%	12
04/17/25	0	0.00	0	0.00	5	103,385,451.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.580474%	4.527579%	13
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	306281004	07/01/24	19	6	65,010.91	2,095,385.23	2,274,940.78	49,488,557.04	09/13/24	2
5	305941003	06/06/25	8	6	(81.65)	364,008.25	0.00	9,327,344.08	05/19/25	98
5A	305941032	06/06/25	8	6	(124.11)	553,292.49	0.00	14,177,563.08	05/19/25	98
5B	305941033	06/06/25	8	6	(81.65)	364,008.25	0.00	9,327,344.08	05/19/25	98
5C	305941034	06/06/25	8	6	(124.11)	553,292.49	0.00	14,177,563.08	05/19/25	98
9	656100520	01/06/26	1	5	43,989.49	91,920.27	0.00	13,317,851.56	02/10/26	13
9A	656100521	01/06/26	1	5	46,922.13	98,048.30	0.00	14,205,708.29	02/10/26	13
12	306281012	12/06/23	26	6	(173.71)	1,814,155.76	604,500.87	19,145,750.97	03/15/24	3
30	306281030	08/01/24	18	5	39,059.81	860,483.92	94,826.46	8,560,186.95	09/06/24	13
Totals					194,397.10	6,794,594.96	2,974,268.11	151,727,869.13
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		35,730,048	0	35,730,048		0
0 - 6 Months		483,057,345	368,888,235	114,169,110		0
7 - 12 Months		6,631,233	6,631,233	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	525,418,625	375,519,467	27,523,560	0	122,375,598	0
Feb-26	569,688,757	409,870,079	37,421,125	0	122,397,553	0
Jan-26	646,712,747	518,360,891	0	5,827,976	122,523,880	0
Dec-25	672,198,926	549,549,234	0	0	122,649,692	0
Nov-25	681,780,357	558,995,735	0	0	122,784,622	0
Oct-25	692,139,346	569,229,977	0	0	122,909,369	0
Sep-25	706,954,774	583,911,501	0	46,788,482	76,254,790	0
Aug-25	726,992,329	603,825,366	0	46,860,523	76,306,440	0
Jul-25	738,122,605	588,134,508	0	46,932,275	103,055,822	0
Jun-25	742,260,994	592,082,793	47,009,814	0	103,168,386	0
May-25	743,183,936	639,910,222	0	0	103,273,714	0
Apr-25	744,167,687	640,782,235	0	0	103,385,452	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	306281004	49,488,557.04	49,488,557.04	28,900,000.00	10/03/25	(826,538.00)	(0.37580)	06/30/25	07/01/26	243
5	305941003	9,208,658.92	9,327,344.08	31,500,000.00	08/13/25	4,837,262.00	1.29990	12/31/25	04/06/26	243
5A	305941032	13,997,161.69	14,177,563.08	31,500,000.00	08/13/25	13,800,262.00	1.85000	02/29/16	04/06/26	243
5B	305941033	9,208,658.92	9,327,344.08	31,500,000.00	08/13/25	13,800,262.00	1.85000	02/29/16	04/06/26	243
5C	305941034	13,997,161.69	14,177,563.08	31,500,000.00	08/13/25	13,800,262.00	1.85000	02/29/16	04/06/26	243
9	656100520	13,317,851.56	13,317,851.56	18,400,000.00	11/20/25	1,207,313.75	0.54670	09/30/25	02/06/26	243
9A	656100521	14,205,708.29	14,205,708.29	18,400,000.00	11/20/25	11,371,181.00	2.33846	05/31/16	02/06/26	243
12	306281012	18,268,911.61	19,145,750.97	7,500,000.00	06/06/24	(178,484.00)	(0.13360)	09/30/25	06/06/26	243
30	306281030	8,206,487.80	8,560,186.95	6,300,000.00	12/17/24	79,103.00	0.12370	06/30/25	02/01/26	238
Totals		149,899,157.52	151,727,869.13	205,500,000.00		57,890,623.75

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	306281004	LO	GA	09/13/24	2

The Loan transferred to SS on 9/13/2024 due to Imminent Default. The Borrower was unable to continue making monthly loan payments, due to insufficient Cash Flow. Notice of Default was issued 9/18/2024. Marriott flag was terminated on

12/16/2024. Receiver was appointed on 12/16/24. New Wyndham Franchise Agreement was executed and reservation system was turned on 12/23/2024. Lender has engaged Legal Counsel to commence enforcement of remedies,

	including initiation of foreclosure proceedings.

5	305941003	OF	MD	05/19/25	98

Special Servicing of this loan was transferred to ASC on December 17, 2025 from Midland Loan Services.The loan transferred in May 2025 to SS following the departure of T. Rowe Price who had occupied 67% of the NRA and exercised an

	early termination option. The property is currently 18% occupied. The Receiver order was entered late February with Borrower stipulating to the appointment.

5A	305941032	Various	Various	05/19/25	98

Special Servicing of this loan was transferred to ASC on December 17, 2025 from Midland Loan Services.The loan transferred in May 2025 to SS following the departure of T. Rowe Price who had occupied 67% of the NRA and exercised an

	early termination option. The property is currently 18% occupied. The Receiver order was entered late February with Borrower stipulating to the appointment.

5B	305941033	Various	Various	05/19/25	98

Special Servicing of this loan was transferred to ASC on December 17, 2025 from Midland Loan Services.The loan transferred in May 2025 to SS following the departure of T. Rowe Price who had occupied 67% of the NRA and exercised an

	early termination option. The property is currently 18% occupied. The Receiver order was entered late February with Borrower stipulating to the appointment.

5C	305941034	Various	Various	05/19/25	98

Special Servicing of this loan was transferred to ASC on December 17, 2025 from Midland Loan Services.The loan transferred in May 2025 to SS following the departure of T. Rowe Price who had occupied 67% of the NRA and exercised an

	early termination option. The property is currently 18% occupied. The Receiver order was entered late February with Borrower stipulating to the appointment.

9	656100520	RT	MD	02/10/26	13
	The loan was not paid in full at maturity date (2-6-26).

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9A	656100521	Various	Various	02/10/26	13
The loan was not paid in full at maturity date (2-6-26).

12	306281012	OF	CO	03/15/24	3

The loan transferred to the Special Servicer on 3/15/24 for delinquent payments. The collateral includes a 182K SF office building in Denver, CO. The property has seen occupancy decline since COVID, which has impacted cash flow. Borrower has funded shortfalls until the default. A receiver has been appointed. Borrower filed Ch 11 on 9/24/25 and the receiver will stay in place.

30	306281030	OF	PA	09/06/24	13

The loan transferred SS due to a Payment Default; currently due for the 7/1/2024 debt service payment. The loan is secured by a 101K sf, 5-story plus basement, creative office building located in the Philadelphia CBD. The property was constructed in 1908 / 1991. The subject was a former industrial building that had been converted to an office complex at the northeast corner of Willow and North 8th Street in the Callowhill section of Philadelphia. Occupancy at the property was 30% as of 3Q25. Loa n is currently being cash managed due to a DSCR trigger. Special Servicer will continue to discuss possible alternatives to foreclosure with the Borrower while simultaneously pursuing foreclosure. Motion of

Summary Judgement is being prepared. Borrower has not provided an acceptable proposal to date. Receiver has been implemented and will be enforcing their rights.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	306281004	0.00	4.30000%	0.00	4.30000%	9	07/05/22	11/01/20	--
9	656100520	14,348,618.01	4.25900%	14,348,618.01	4.25900%	10	08/28/20	05/06/20	08/28/20
9	656100520	0.00	4.25900%	0.00	4.25900%	9	07/02/25	06/06/25	08/11/25
9A	656100521	15,305,192.51	4.25900%	15,305,192.51	4.25900%	10	08/28/20	05/06/20	08/28/20
9A	656100521	0.00	4.25900%	0.00	4.25900%	9	07/02/25	06/06/25	08/11/25
14	306281014	18,792,459.38	5.37000%	18,792,459.38	5.37000%	10	09/01/20	07/06/20	10/13/20
15	305741015	18,677,304.50	5.00000%	18,677,304.50	5.00000%	10	05/20/20	06/01/20	08/11/20
19	306281019	15,319,363.57	5.07000%	15,319,363.57	5.07000%	10	07/09/20	06/06/20	08/11/20
41	306281041	6,075,769.16	4.95000%	6,075,769.16	4.95000%	10	07/30/20	06/06/20	09/11/20
Totals		88,518,707.13		88,518,707.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	306281003 06/16/23	57,080,427.62	525,000,000.00	57,440,979.59	360,551.97	57,440,979.59	57,080,427.62	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		57,080,427.62	525,000,000.00	57,440,979.59	360,551.97	57,440,979.59	57,080,427.62	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	306281003	06/16/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	9,622.77	0.00	0.00	100,030.27	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	1,790.57	0.00	0.00	0.00	0.00	33,447.90	0.00	0.00	0.00	0.00
5A	0.00	0.00	2,721.67	0.00	0.00	0.00	0.00	50,840.80	0.00	0.00	0.00	0.00
5B	0.00	0.00	1,790.57	0.00	0.00	0.00	0.00	33,447.90	0.00	0.00	0.00	0.00
5C	0.00	0.00	2,721.67	0.00	0.00	0.00	0.00	50,840.80	0.00	0.00	0.00	0.00
9	0.00	0.00	2,034.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	2,170.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,552.29	0.00	0.00	0.00	0.00	69,482.76	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	158.71	0.00	0.00	0.00
30	0.00	0.00	3,500.00	0.00	0.00	13,856.42	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	29,904.53	0.00	0.00	113,886.69	0.00	238,060.16	158.71	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		382,010.09

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Supplemental Notes
None

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